Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments [Abstract]
Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value

	Notional amount		Fair value
	December 31,		December 31,
	2012	2011	2012	2011

Option contracts to hedge payroll expenses	$88,050	$73,400	$2,795	$(2,920)
Option contracts to hedge future anticipated payments relating to leasehold improvements	-	3,000	-	(28)
Forward contracts to hedge Israeli Treasury Bills	107,408	123,501	(4,107)	9,587

	$195,458	$199,901	$(1,312)	$6,639

Schedule Of Outstanding Derivative Instruments

		Fair value of derivative instruments
		December 31,
	Balance sheet location	2012	2011
Derivative assets:
Foreign exchange forward contracts		$-	$9,587
Foreign exchange option contracts		$2,795	$-

Derivative liabilities:
Foreign exchange option contracts		$-	$(2,948)
Foreign exchange forward contracts		$(4,107)	$-

Derivative assets	Other receivables and prepaid expenses	$2,795	$9,587
Derivative liabilities	Accrued expenses and other liabilities	$(4,107)	$(2,948)

Effect Of Derivative Instruments In Cash Flow Hedging Relationship On Income And Other Comprehensive Income

	Amount of gain (loss) recognized in OCI on derivative (effective portion)
	Year ended December 31,
	2012	2011	2010
Derivatives in cash flow hedging relationship:
Foreign exchange option contracts	$(2,773)	$2,929	$(3,193)
Foreign exchange forward contracts	(11,072)	10,537	(894)

	$(13,845)	$13,466	$(4,087)

	Statements	Amount of gain (loss) reclassified from OCI into income (expenses) (effective portion)
	of income	Year ended December 31,
	line item	2012	2011	2010
Derivative in cash flow hedging relationship:
Foreign exchange option contracts	Cost of revenues and operating expenses	$2,667	$(1,930)	$(1,127)
Foreign exchange forward contracts	Cost of revenues and operating expenses	-	-	51
Foreign exchange forward contracts	Financial income	(10,551)	9,901	(39)

		$(7,884)	$7,971	$(1,115)